Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2018
Trade And Other Receivables [Abstract]
Summary of Net Trade and Other Receivables

	2018	2017
	(in € millions)
Trade receivables	286	295
Less: allowance for expected credit losses	(8)	(15)
Less: provision for credit reserves	(5)	(8)
Trade receivables – net	273	272
Other	127	88
	400	360

Summary of Aging of Group’s Trade Receivables

The aging of the Group’s net trade receivables is as follows:

	2018	2017
	(in € millions)
Current	195	153
Overdue 1 – 30 days	44	69
Overdue 31 – 60 days	19	13
Overdue 60 – 90 days	7	11
Overdue more than 90 days	8	26
	273	272

Summary of Movements in Group’s Allowance for Expected Credit Losses

The movements in the Group’s allowance for expected credit losses are as follows:

	2018	2017
	(in € millions)
At January 1	15	18
Provision for expected credit losses	15	12
Receivables written off	(18)	(3)
Reversal of unutilized provisions	(4)	(12)
At December 31	8	15